EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator - basic [Abstract]
Net income available to stockholders	$ 131,175	$ 165,712	$ 192,598
Numerator - diluted [Abstract]
Net income available to stockholders	131,175	165,712	192,598
Interest paid on convertible bonds	4,180	0	0
Net income available to stockholders, diluted	$ 135,355	$ 165,712	$ 192,598
Denominator - basic earnings per share [Abstract]
Weighted average number of common shares outstanding (in shares)	79,125	79,056	74,399
Denominator - diluted earnings per share [Abstract]
Weighted average number of common shares outstanding (in shares)	79,125	79,056	74,399
Effect of dilutive share options (in shares)	286	227	5
Effect of dilutive convertible debt (in shares)	4,216	0	0
Weighted average number of diluted common shares outstanding (in shares)	83,627	79,283	74,404